Taxation - Tax losses (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	¥ 19,332
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	117
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	4,009
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	5,836
Loss expiring in 2024
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards, if not utilized would expire	¥ 9,370